Fair Value Measurements (Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	¥ 149,390	¥ 197,041
Certain investment in affiliates	5,003	2,511
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain investment in affiliates	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain investment in affiliates	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Certain investment in affiliates	5,003	2,511
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	10,542	1,139
Real estate collateral-dependent loans (net of allowance for credit losses)	3,725	5,970
Investment in operating leases, property under facility operations, office facilities and other assets		4,568
Investment in operating leases and property under facility operations	480
Certain equity securities	12,493	11,794
Certain investment in affiliates		4,013
Assets measured at fair value on a nonrecurring basis	27,240	27,484
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in operating leases, property under facility operations, office facilities and other assets		0
Investment in operating leases and property under facility operations	0
Certain equity securities	0	0
Certain investment in affiliates		3,587
Assets measured at fair value on a nonrecurring basis	0	3,587
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	10,451	1,139
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in operating leases, property under facility operations, office facilities and other assets		31
Investment in operating leases and property under facility operations	0
Certain equity securities	12,493	11,794
Certain investment in affiliates		0
Assets measured at fair value on a nonrecurring basis	22,944	12,964
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	91	0
Real estate collateral-dependent loans (net of allowance for credit losses)	3,725	5,970
Investment in operating leases, property under facility operations, office facilities and other assets		4,537
Investment in operating leases and property under facility operations	480
Certain equity securities	0	0
Certain investment in affiliates		426
Assets measured at fair value on a nonrecurring basis	¥ 4,296	¥ 10,933